Significant Accounting Policies and Recent Accounting Pronouncements (Tables)	12 Months Ended
Dec. 31, 2016
Significant Accounting Policies and Recent Accounting Pronouncements
Major Charterers
Charterer	2016	2015
A	66%	52%
B	18%	29%
C	16%	19%
Total	100%	100%